Note 29 - Treasury Shares - Percentage Treasury Stock (Details)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Bottom Of Range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.004%	0.081%	0.00%
Top Of Range [Member]
Treasury Stock Line Items
Percentage Treasury Stock	0.278%	0.756%	0.806%
Closing Range
Treasury Stock Line Items
Percentage Treasury Stock	0.20%	0.11%	0.613%